ADVANCE FROM CUSTOMERS (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013		Sep. 30, 2012
Advance From Customers Disclosure [Line Items]
Advance from third-party customers	$ 9,062		$ 1,528
Advances from customers	$ 9,062	[1]	$ 1,528	[1]

[1]	*All of the VIE’s assets can be used to settle obligations of their primary beneficiary. Liabilities recognized as a result of consolidating these VIEs do not represent additional claims on the Company’s general assets (Note 3).